SEGMENT INFORMATION (Additional Information) (Details)	12 Months Ended
Dec. 31, 2025 Segment
Segment Reporting [Abstract]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefExecutiveOfficerMember
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The measure of segment profit or loss is reported on the consolidated statements of comprehensive income. The CODM does not evaluate asset information for purposes of allocating resources or evaluating performance.
Number of operating segments	1